UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Treasury Fund

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2003 - February 29, 2004

Item 1: Reports to Shareholders

                                  VANGUARD(R) MONEY MARKET FUNDS

                                  February 29, 2004


SEMIANNUAL REPORT                            VANGUARD(R) PRIME MONEY MARKET FUND

                                           VANGUARD(R) FEDERAL MONEY MARKET FUND

                                          VANGUARD(R) TREASURY MONEY MARKET FUND

                                VANGUARD(R)ADMIRAL(TM)TREASURY MONEY MARKET FUND

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, John J. Brennan, together with the letter from the managers who select securities for your fund, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that the opinions expressed by Vanguard's investment managers are just that: informed opinions. They should not be considered promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. As things change--and in the financial markets you can be certain only of change--an investment manager's job is to evaluate new information and make adjustments, if necessary. Of course, the risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

================================================================================
CONTENTS

 1 LETTER FROM THE CHAIRMAN

 5 REPORT FROM THE ADVISOR

 7 FUND PROFILES

 8 GLOSSARY OF INVESTMENT TERMS

 9 PERFORMANCE SUMMARIES

13 ABOUT YOUR FUND'S EXPENSES

14 FINANCIAL STATEMENTS

35 ADVANTAGES OF VANGUARD.COM


SUMMARY

- Each of the Vanguard Money Market Funds outperformed its average competitor during the six months ended February 29, 2004.

-    Short-term   interest   rates  were  little   changed  during  the  period;
     accordingly, the funds' yields remained at low levels.

- The Vanguard Fixed Income Group continued to do an excellent job of security selection.

WANT LESS CLUTTER IN YOUR MAILBOX? JUST REGISTER WITH VANGUARD.COM AND OPT TO GET FUND REPORTS ONLINE.

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

To encourage the rebounding U.S. economy, the Federal Reserve Board kept short-term interest rates low; the target federal funds rate remained at 1% throughout the six months ended February 29, 2004. Consequently, money market yields stayed at historic lows. Returns of the four Vanguard Money Market Funds ranged from 0.3% to 0.5% for the fiscal half-year.

The table on page 2 shows the total returns of our funds and their average peers both for the half-year and for a full 12 months. Over both periods, our funds continued their long-term record of outperformance against their peer groups. While besting the competition may be cold comfort when yields are so low, in this environment it's more important than ever for investors to focus on keeping costs low. The share price of each fund held steady at $1, as is expected but not guaranteed.

AS INTEREST RATES REMAINED LOW, INVESTORS SOUGHT OUT RISKIER BONDS

Throughout the six months, short-term interest rates remained low and stable, fluctuating within a tight range of 0.91% to 0.97%. The 3-month Treasury bill, a proxy for money market rates, ended the fiscal half-year with a yield of 0.94%, just 3 basis points below its initial 0.97% yield.

In the bond market, demand for U.S. Treasury issues remained strong, boosting the price of the 10-year Treasury note while reducing its yield from 4.46% at the start of the period to 3.97% by February 29. However, the low level of market rates in general, together with signs of a strengthening economy, prompted some investors to seek the higher yields to be obtained from riskier bonds. As a result, returns of corporate bonds exceeded those of government bonds with similar maturities.

The Lehman Brothers High Yield Bond Index, a benchmark of below-investment-grade bonds, recorded a six-month return of 10.6%, while the Lehman Aggregate Bond Index, a measure of the taxable investment-grade bond market, returned 4.9%.

STOCKS CONTINUED THEIR COMEBACK

The U.S. stock market began the fiscal period in the midst of a strong advance. The gains continued throughout the period, buoyed by a steady flow of positive corporate earnings reports and economic data that suggested the national economy was continuing to mend.

During the six months, the U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned 15.3%. The Russell 2000 Index, a proxy for small-capitalization stocks, returned 18.3%, outpacing the mid- to large-cap stocks in the Russell 1000 Index, which returned 14.8%. Across the market-cap spectrum, value-oriented stocks (those that generally trade at below-market valuations relative to their book values) outpaced growth stocks (those expected to produce above-average earnings growth).

International equities continued to provide generous gains for U.S.-based investors. Returns from European markets were generally stronger than those in Pacific markets, and returns from emerging markets

================================================================================
TOTAL RETURNS
--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED      TWELVE MONTHS ENDED
                                      FEBRUARY 29, 2004        FEBRUARY 29, 2004
                                 ----------------------    ---------------------
                                                AVERAGE                  AVERAGE
                                     VANGUARD COMPETING    VANGUARD    COMPETING
VANGUARD MONEY MARKET FUND               FUND     FUND*        FUND        FUND*
--------------------------------------------------------------------------------
PRIME
  Investor Shares (Yield**: 0.74%)       0.4%      0.2%        0.8%         0.4%
  Institutional Shares+ (Yield**: 0.96%) 0.5       0.3         1.0          0.8
--------------------------------------------------------------------------------
FEDERAL (Yield**: 0.72%)                 0.4%      0.2%        0.8%         0.4%
--------------------------------------------------------------------------------
TREASURY (Yield**: 0.67%)                0.3%      0.2%        0.8%         0.4%
--------------------------------------------------------------------------------
ADMIRAL TREASURY+ (Yield**: 0.84%)       0.4%      0.2%        0.9%         0.4%
--------------------------------------------------------------------------------
*For the Prime and Federal Money Market Funds, derived from data provided by Lipper Inc.; for the Treasury and Admiral Treasury Money Market Funds, data provided by iMoneyNet, Inc.
**SEC 7-day annualized yield as of February 29, 2004.
+Minimum initial investment for the Prime Money Market Fund Institutional Shares is $10 million; for the Admiral Treasury Money Market Fund, the minimum initial investment is $50,000.

were outstanding. The continued decline in the U.S. dollar's relative value transformed local-currency-based results into impressive dollar-denominated returns.

LOWER YIELDS PERSIST

For the semiannual period, the Vanguard Money Market Funds again fulfilled their mission of preserving principal, providing liquidity, and delivering returns superior to those of their average peers. The funds' returns, while low, were in line with the market as measured by the unmanaged Citigroup 3-Month U.S. Treasury Bill Index. The index returned 0.5% for the six months ended February 29, and 1.0% for the 12 months. Each of Vanguard's funds earned returns in line with those of the index over both periods, a solid achievement given that the funds have real-world expenses, which the index of course lacks.

================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                 PERIODS ENDED FEBRUARY 29, 2004
                                                 -------------------------------
                                                    SIX          ONE        FIVE
                                                 MONTHS         YEAR      YEARS*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                        4.9%         4.5%        7.2%
 (Broad taxable market)
Lehman Municipal Bond Index                        6.5          6.3         6.1
Citigroup 3-Month Treasury Bill Index              0.5          1.0         3.4
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                   14.8%        39.7%        0.5%
Russell 2000 Index (Small-caps)                   18.3         64.4         9.8
Wilshire 5000 Index (Entire market)               15.3         42.5         1.2
MSCI All Country World Index
 ex USA (International)                           25.4         55.9         2.9
================================================================================
CPI
Consumer Price Index                               0.9%         1.7%        2.5%
================================================================================
*Annualized.

The funds' yields ended the six months very near where they began the period, as you can see in the table on page 4. Annualized yields on February 29 ranged from 0.67% for the Treasury Money Market Fund to 0.96% for the Institutional Shares of the Prime Money Market Fund. Note that the yield more closely reflects current earnings for your fund than does the total return shown, although if rates remain stable, the yield and one-year return should closely approximate each other.

Capturing as much of the available yield as possible requires skilled portfolio management and a tight lid on costs. We've fared well on both counts. The Vanguard Fixed Income Group team continued to do an excellent job of security selection. Prudent risk management and low costs become even more important in the kind of low-yield environment that has persisted in recent years. Our funds' annualized expense ratios during the fiscal half-year ranged from 0.09% to 0.31%--a fraction of the 0.45% to 0.87% charged by their average peers.

ASSIGNING ROLES TO YOUR ASSETS

The year 2001 dawned with the target federal funds rate at 6% and ended with the rate at 1.75%. The subsequent years, in which the target rate shrank even further, have been frustrating ones for investors unaccustomed to such low returns on money market funds. However, the low-rate environment hasn't altered the role of these funds. Money market funds can play an important role in a well-designed financial plan, providing security of principal, liquidity, and modest income return.

================================================================================
CHANGES IN YIELDS
                                                SEC 7-DAY ANNUALIZED YIELD
                                      ------------------------------------------
                                      FEBRUARY 29,    AUGUST 31,    FEBRUARY 28,
MONEY MARKET FUND                             2004          2003            2003
--------------------------------------------------------------------------------
Prime
  Investor Shares                            0.74%         0.76%           1.09%
  Institutional Shares                       0.96          0.95            1.32
Federal                                      0.72          0.75            1.09
Treasury                                     0.67          0.70            0.97
Admiral Treasury                             0.84          0.86            1.15
--------------------------------------------------------------------------------

Our basic advice about crafting an investment plan has not changed: First, gauge your risk tolerance, time horizon, and objectives. Second, allocate your assets among stocks, bonds, and short-term instruments according to your investment needs. Owing to their stability and liquidity, money market funds play a safekeeping role for money needed for short-term goals and can provide an element of stability in a portfolio that also holds more volatile, higher-returning assets.

We thank you for entrusting your assets to us.

Sincerely,


JOHN J. BRENNAN

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

MARCH 9, 2004

REPORT FROM THE ADVISOR

During the past six months, the yields of the Vanguard Money Market Funds reflected generally low short-term interest rates. The funds' low level of income translated into six-month returns ranging from 0.3% to 0.5%--modest absolute results that were nevertheless superior to those of their peer groups.

THE INVESTMENT ENVIRONMENT

The U.S. economy expanded briskly in 2003, while inflationary pressures and job growth remained subdued. Real (inflation-adjusted) gross domestic product grew by a solid 3.1% over the calendar year, bolstered significantly by a torrid 6.1% annualized growth rate in the second half. That was the fastest six-month pace recorded in nearly 20 years.

In tandem with the strengthening of the global economic recovery, prices for fuel, food, and commodities rose strongly in 2003. Historically a harbinger for rising consumer inflation, U.S. producer prices for crude materials climbed 18.5% over the year. However, Federal Reserve Board officials stressed that rising commodity prices had yet to "pass through" to finished consumer goods and business equipment, largely because of "excess resource slack" in labor and product markets. As of February 2004, the core rate of inflation was 1.2%, according to the Consumer Price Index.

================================================================================
INVESTMENT PHILOSOPHY

THE FUNDS REFLECT A BELIEF THAT THE HIGHEST LEVEL OF CURRENT INCOME CONSISTENT WITH CAPITAL PRESERVATION AND LIQUIDITY CAN BE PROVIDED BY HOLDING HIGH-QUALITY MONEY MARKET INSTRUMENTS ISSUED BY FINANCIAL INSTITUTIONS, NONFINANCIAL CORPORATIONS, THE U.S. GOVERNMENT, AND FEDERAL AGENCIES.
================================================================================

As our fiscal half-year ended, the slow rate of job creation--largely a result of striking productivity advances--presented the most significant risk to consumer confidence, and thus to the U.S. economy. Despite the acceleration in economic activity into the first quarter of 2004, the Fed continued to convey that it could afford to remain "patient" in its accommodative monetary policy. Fed officials pointed to low inflation and excess capacity across various labor and product markets as reasons to leave the federal funds target rate untouched at 1%. These officials have discounted concerns among some analysts that rising commodity prices and the falling value of the U.S. dollar are creating considerable inflationary pressures.

OUR INVESTMENT APPROACH

In the Prime Money Market Fund, we kept the average weighted maturity relatively unchanged throughout the six months. We saw little opportunity for added return that would justify the risk of extending the maturity.

In the Federal Money Market Fund, we were able to take advantage of periodic changes in the yield spreads between U.S. Treasury bills and agency securities. As spreads tightened, we increased the portfolio's exposure to Treasury bills, which had become a more attractive option given their risk-free status.

In keeping with our conservative investment philosophy, we took steps to reduce the Prime and Federal Money Market Funds' exposure to the Federal Home Loan Mortgage Corporation, which has been embroiled in an accounting controversy, and to further increase our investments in Treasury bills. We thus gave up a modest amount of yield in the portfolios, but we felt the precautionary steps were warranted.

In each of the two Treasury portfolios, we maintained the average weighted maturity at the longer end of the normal spectrum, basing this stance on a belief that the Federal Reserve would be reluctant to raise interest rates. This allowed us to take advantage of the steepness in the Treasury-bill yield curve. Focusing our purchases on 6-month T-bills allowed us to capture higher returns and contributed to the performance of the portfolios.

We continue to place great emphasis on the overall credit quality of the Prime and Federal portfolios. In the current environment, the returns available for taking on additional credit risk are limited at best, so we strove to maintain broad diversification in the portfolios. Our ability to play a conservative hand is aided by the funds' low operating costs. Thanks to expense ratios that are much lower than those of our mutual fund peers, we have been able to maintain higher-than-average quality and a higher-than-average net yield.

ROBERT F. AUWAERTER, PRINCIPAL
JOHN HOLLYER, PRINCIPAL
DAVID R. GLOCKE, PRINCIPAL

VANGUARD FIXED INCOME GROUP

MARCH 15, 2004

FUND PROFILES                                                    AS OF 2-29-2004

These Profiles provide a snapshot of each fund's characteristics. Key terms are defined on page 8.

PRIME MONEY MARKET FUND
================================================================================
FINANCIAL ATTRIBUTES

Yield
  Investor Shares                 0.7%
  Institutional Shares            1.0%
Average Weighted Maturity      59 days
Average Quality                    Aaa
Expense Ratio
  Investor Shares                0.31%*
  Institutional Shares           0.09%*
-------------------------------------------------------

-------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury/Agency     50%
Aaa                 10
Aa                  36
A                    4
-------------------------------------------------------
Total              100%
-------------------------------------------------------

-------------------------------------------------------
SECTOR DIVERSIFICATION (% of portfolio)

Finance
  Certificates of Deposit   18%
  Commercial Paper          31
Treasury/Agency             50
Other                        1
-------------------------------------------------------
Total                      100%
-------------------------------------------------------

FEDERAL MONEY MARKET FUND
-------------------------------------------------------
Financial Attributes

Yield                           0.7%
Average Weighted Maturity    60 days
Average Quality               Agency
Expense Ratio                 0.31%*
-------------------------------------------------------

-------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury/Agency            100%
-------------------------------------------------------
*Annualized.


                                               Visit our website at Vanguard.com
                                         for regularly updated fund information.

TREASURY MONEY MARKET FUND
-------------------------------------------------------
Financial Attributes

Yield                                   0.7%
Average Weighted Maturity            70 days
Average Quality                     Treasury
Expense Ratio                         0.31%*
--------------------------------------------------------

--------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury               100%
--------------------------------------------------------

ADMIRAL TREASURY MONEY MARKET FUND
--------------------------------------------------------
Financial Attributes

Yield                               0.8%
Average Weighted Maturity        69 days
Average Quality                 Treasury
Expense Ratio                     0.13%*
--------------------------------------------------------

--------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury                 100%
--------------------------------------------------------
*Annualized.

GLOSSARY OF INVESTMENT TERMS

AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield is expressed as a percentage of the fund's net asset value. For money market funds, yield is based on income earned over the past seven days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                            AS OF 2-29-2004

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For the most recent performance, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. The annualized yields shown reflect the current earnings of the funds more closely than do the average annual returns.


PRIME MONEY MARKET FUND


FISCAL-YEAR TOTAL RETURNS (%) AUGUST 31, 1993-FEBRUARY 29, 2004


            PRIME MONEY MARKET FUND      AVERAGE
               INVESTOR SHARES            FUND*
            -----------------------     --------
FISCAL             TOTAL                  TOTAL
YEAR              RETURN                 RETURN
-------------------------------------------------
1994                3.4%                   3.0%
1995                5.6                    5.1
1996                5.4                    4.9
1997                5.4                    4.8
1998                5.5                    4.9
1999                5.0                    4.4
2000                5.9                    5.3
2001                5.4                    4.8
2002                2.1                    1.4
2003                1.1                    0.6
2004**              0.4                    0.2
------------------------------------------------
SEC 7-Day Annualized Yield (2/29/2004): 0.74%
------------------------------------------------
 *Average Money Market Fund; derived from data provided by Lipper Inc. **Six months ended February 29, 2004.
Note: See Financial Highlights tables on pages 29 and 30 for dividend information.



================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

================================================================================
                                                             TEN YEARS
                                        ONE    FIVE  ---------------------------
                     INCEPTION DATE    YEAR   YEARS   CAPITAL    INCOME    TOTAL
--------------------------------------------------------------------------------
Prime Money Market Fund
  Investor Shares          6/4/1975   0.90%   3.58%     0.00%     4.39%    4.39%
  Institutional Shares*   10/3/1989   1.11    3.78      0.00      4.58     4.58
================================================================================
*Prior to October 28, 1995, total returns are for Vanguard Institutional Money Market Portfolio.

FEDERAL MONEY MARKET FUND

Fiscal-Year Total Returns (%) August 31, 1993-February 29, 2004

===============================================
                                        AVERAGE
           FEDERAL MONEY MARKET FUND      FUND*
           -------------------------    -------
FISCAL               TOTAL                TOTAL
YEAR                RETURN               RETURN
-----------------------------------------------
1994                  3.4%                 2.9%
1995                  5.6                  5.0
1996                  5.4                  4.9
1997                  5.3                  4.8
1998                  5.4                  5.0
1999                  4.9                  4.4
2000                  5.8                  5.3
2001                  5.4                  4.8
2002                  2.1                  1.5
2003                  1.1                  0.7
2004**                0.4                  0.2
===============================================
SEC 7-Day Annualized Yield (2/29/2004): 0.72%
-----------------------------------------------
*Average Government Money Market Fund; derived from data provided by Lipper Inc. **Six months ended February 29, 2004.
Note: See Financial Highlights table on page 31 for dividend information.


================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                               TEN YEARS
                                         ONE     FIVE  -------------------------
                       INCEPTION DATE   YEAR    YEARS   CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
Federal Money Market Fund   7/13/1981  0.89%    3.56%     0.00%    4.35%   4.35%
--------------------------------------------------------------------------------

TREASURY MONEY MARKET FUND


FISCAL-YEAR TOTAL RETURNS (%) AUGUST 31, 1993-FEBRUARY 29, 2004

===============================================
                                        AVERAGE
         TREASURY MONEY MARKET FUND*     FUND**
         ---------------------------   --------
FISCAL             TOTAL                 TOTAL
YEAR              RETURN                RETURN
-----------------------------------------------
1994                3.2%                   2.9%
1995                5.3                    5.0
1996                5.2                    4.8
1997                5.1                    4.8
1998                5.1                    4.8
1999                4.5                    4.2
2000                5.4                    5.0
2001                5.1                    4.7
2002                2.0                    1.6
2003                1.0                    0.7
2004+               0.3                    0.2
-----------------------------------------------
SEC 7-Day Annualized Yield (2/29/2004): 0.67%
-----------------------------------------------
 *Prior to December 2, 1996, known as the U.S. Treasury Portfolio. **iMoneyNet Money Fund Report's Average 100% Treasury Fund.
 +Six months ended February 29, 2004.
Note: See Financial Highlights table on page 32 for dividend information.


================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

================================================================================
                                                                TEN YEARS
                                            ONE    FIVE  -----------------------
                          INCEPTION DATE   YEAR   YEARS   CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------
Treasury Money Market Fund*     3/9/1983  0.82%   3.32%     0.00%   4.11%  4.11%
================================================================================
*Prior to December 2, 1996, known as the U.S. Treasury Portfolio.

ADMIRAL TREASURY MONEY MARKET FUND

================================================================================
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 31, 1993-FEBRUARY 29, 2004

            ADMIRAL TREASURY        AVERAGE
            MONEY MARKET FUND         FUND*
            -----------------       -------
FISCAL            TOTAL              TOTAL
YEAR             RETURN             RETURN
-------------------------------------------
1994               3.4%               2.9%
1995               5.4                5.0
1996               5.3                4.8
1997               5.3                4.8
1998               5.3                4.8
1999               4.7                4.2
2000               5.5                5.0
2001               5.3                4.7
2002               2.1                1.6
2003               1.2                0.7
2004**             0.4                0.2
-----------------------------------------------
SEC 7-Day Annualized Yield (2/29/2004): 0.84%
-----------------------------------------------
 *iMoneyNet Money Fund Report's Average 100% Treasury Fund.
**Six months ended February 29, 2004.
Note: See Financial Highlights table on page 33 for dividend information.


================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

================================================================================
                                                                  TEN YEARS
                                                 ONE   FIVE --------------------
                               INCEPTION DATE   YEAR  YEARS CAPITAL INCOME TOTAL
--------------------------------------------------------------------------------
Admiral Treasury Money Market Fund 12/14/1992  0.99%  3.50%   0.00%  4.28% 4.28%
================================================================================

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

A HYPOTHETICAL EXAMPLE

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would have incurred over the most recent six-month period on a $10,000 investment in your fund. The example uses each fund's actual return and operating expenses for the period. The cost in dollars is calculated by applying the expense ratio to the average balance in a hypothetical account. For comparative purposes, we also show each fund's annualized expense ratio--in which its six-month expenses are projected for a 12-month period--along with the average expense ratio for the fund's peer group, which is derived from data provided by Lipper Inc.

================================================================================
                           SIX MONTHS ENDED       ANNUALIZED FUND EXPENSES
                          FEBRUARY 29, 2004     VERSUS PEER GROUP EXPENSES
                         ------------------   -----------------------------
                            COST OF $10,000            FUND     PEER GROUP*
                         INVESTMENT IN FUND   EXPENSE RATIO   EXPENSE RATIO
--------------------------------------------------------------------------------
PRIME
  Investor Shares                      $15            0.31%           0.87%
  Institutional Shares                   4            0.09            0.45
--------------------------------------------------------------------------------
FEDERAL                                $15            0.31%           0.77%
--------------------------------------------------------------------------------
TREASURY                               $15            0.31%           0.73%
--------------------------------------------------------------------------------
ADMIRAL TREASURY                        $6            0.13%           0.73%
--------------------------------------------------------------------------------
*Peer groups are: for the Prime Money Market Fund Investor Shares, the Average
 Money Market Fund; for the Prime Money Market Fund Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the Average U.S. Treasury Money Market Fund.

The calculations assume no shares were sold. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratio captures data through year-end 2003.

You can find more information about the funds' expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

FINANCIAL STATEMENTS (UNAUDITED)                                 AS OF 2-29-2004

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings on the last day of the reporting period, including each security's maturity date, coupon rate or yield to maturity at the time of purchase, and statement-date market value. Securities are grouped and subtotaled by type of instrument (U.S. government obligations, commercial paper, certificates of deposit, etc.). Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value
(NAV) Per Share. Each fund's objective is to maintain a constant NAV of $1.00 per share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Virtually the entire amount of net assets consists of Paid-in Capital (money invested by shareholders). Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day, and Accumulated Realized Gains (Losses) are very small because the fund seldom realizes any significant gains or losses on sales of securities.

============================================================================================================================
                                                                                                    FACE              MARKET
                                                                            MATURITY              AMOUNT              VALUE*
PRIME MONEY MARKET FUND                                   YIELD**               DATE               (000)               (000)
============================================================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (49.8%)
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank*                                    1.053%          3/17/2004             143,000             142,933
Federal Home Loan Bank*                                    1.053%          3/19/2004             892,600             892,131
Federal Home Loan Bank*                                    1.048%          3/24/2004           1,180,000           1,179,212
Federal Home Loan Bank*                                    1.023%           4/7/2004             135,000             134,858
Federal Home Loan Bank*                                    1.023%          4/12/2004             115,000             114,863
Federal Home Loan Bank*                                    1.017%          4/23/2004             570,465             569,613
Federal Home Loan Bank*                             1.017%-1.033%          4/28/2004             388,826             388,186
Federal National Mortgage Assn.*                           1.073%          3/10/2004             500,000             499,866
Federal National Mortgage Assn.*                           1.033%          4/28/2004             729,503             728,292
Federal National Mortgage Assn.*                           1.028%           5/5/2004           1,192,000           1,189,794
Federal National Mortgage Assn.*                           1.023%          5/12/2004           1,185,000           1,182,583
U.S. Treasury Bill                                         1.051%           3/4/2004           1,770,000           1,769,846
U.S. Treasury Bill                                         1.020%          3/11/2004           1,510,000           1,509,574
U.S. Treasury Bill                                         1.005%          3/25/2004             510,500             510,160
U.S. Treasury Bill                                         1.000%           4/8/2004             694,270             693,541
U.S. Treasury Bill                                         1.025%          4/22/2004           1,000,000             998,527
U.S. Treasury Bill                                  1.015%-1.025%          4/29/2004             970,000             968,380
U.S. Treasury Bill                                         1.050%           5/6/2004           1,308,400           1,305,893
U.S. Treasury Bill                                         1.053%          5/13/2004           1,298,700           1,295,941
U.S. Treasury Bill                                         0.995%           7/8/2004             394,000             392,602
U.S. Treasury Bill                                         1.005%           8/5/2004           1,287,000           1,281,387
U.S. Treasury Bill                                  0.995%-1.005%          8/12/2004           1,000,000             995,481
U.S. Treasury Bill                                  0.981%-0.995%          8/19/2004           1,619,500           1,611,951
U.S. Treasury Bill                                         1.000%          8/26/2004           1,550,000           1,542,374
U.S. Treasury Note                                         5.250%          5/15/2004             250,000             252,182
U.S. Treasury Note                                         7.250%          5/15/2004             625,000             632,905
U.S. Treasury Note                                         3.250%          5/31/2004             900,000             904,992
----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $23,688,067)                                                                                              23,688,067
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
                                                                                                    FACE              MARKET
                                                                            MATURITY              AMOUNT              VALUE*
                                                          YIELD**               DATE               (000)               (000)
============================================================================================================================
COMMERCIAL PAPER (31.2%)
----------------------------------------------------------------------------------------------------------------------------
FINANCE---Auto (4.0%)
DaimlerChrysler Rev. Auto Conduit LLC                      1.030%          3/23/2004              60,000              59,962
DaimlerChrysler Rev. Auto Conduit LLC                      1.041%          3/29/2004              90,152              90,079
DaimlerChrysler Rev. Auto Conduit LLC                      1.042%          4/16/2004              55,000              54,927
DaimlerChrysler Rev. Auto Conduit LLC                      1.036%          4/19/2004              94,793              94,659
DaimlerChrysler Rev. Auto Conduit LLC                      1.031%          4/22/2004             170,884             170,630
New Center Asset Trust                                     1.093%          3/11/2004              50,000              49,985
New Center Asset Trust                                     1.083%          3/15/2004             214,000             213,913
New Center Asset Trust                                     1.042%          4/13/2004             200,000             199,752
New Center Asset Trust                                     1.052%           5/3/2004              79,000              78,855
New Center Asset Trust                                     1.042%          5/17/2004             407,000             406,095
Toyota Motor Credit                                        1.083%           3/3/2004(1)           13,100              13,099
Toyota Motor Credit                                        1.083%           3/5/2004(1)          200,000             199,976
Toyota Motor Credit                                        1.072%           3/9/2004(1)           49,000              48,988
Toyota Motor Credit                                        1.072%          3/11/2004(1)           20,000              19,994
Toyota Motor Credit                                        1.073%          3/15/2004(1)           28,790              28,778
Toyota Motor Credit                                        1.042%          5/12/2004             158,650             158,320
Toyota Motor Credit                                        1.042%          5/19/2004               5,000               4,989
                                                                                                                 -----------
                                                                                                                   1,893,001
                                                                                                                 -----------
FINANCE---Other (8.0%)
American Express Credit Corp.                              1.021%          3/15/2004              44,000              43,983
American Express Credit Corp.                              1.021%          4/19/2004             193,000             192,732
Cafco, LLC                                                 1.042%          5/10/2004(1)           62,000              61,875
CRC Funding, LLC                                           1.042%          4/14/2004(1)            8,000               7,990
Delaware Funding                                           1.031%          3/11/2004(1)          100,000              99,971
Delaware Funding                                           1.031%           4/8/2004(1)           28,000              27,970
General Electric Capital Corp.                             1.093%          3/11/2004             213,000             212,936
General Electric Capital Corp.                             1.042%          5/18/2004             262,000             261,410
GovCo Inc.                                                 1.097%           3/5/2004(1)           38,325              38,320
GovCo Inc.                                                 1.093%          3/10/2004(1)           65,000              64,982
GovCo Inc.                                                 1.031%          3/16/2004(1)           48,000              47,979
GovCo Inc.                                                 1.031%          3/19/2004(1)           75,000              74,961
GovCo Inc.                                                 1.062%           4/6/2004(1)           55,000              54,942
GovCo Inc.                                                 1.062%           4/7/2004(1)           50,000              49,946
GovCo Inc.                                                 1.062%           4/8/2004(1)          221,000             220,753
GovCo Inc.                                                 1.041%          4/13/2004(1)           16,600              16,579
GovCo Inc.                                                 1.041%          4/21/2004(1)           26,000              25,962
GovCo Inc.                                                 1.042%          4/26/2004(1)           35,100              35,043
GovCo Inc.                                                 1.052%          5/11/2004(1)           65,220              65,085
GovCo Inc.                                                 1.042%          5/19/2004(1)          123,600             123,318
GovCo Inc.                                                 1.042%          5/21/2004(1)           50,000              49,883
GovCo Inc.                                                 1.042%          5/24/2004(1)           12,000              11,971
Independence Funding LLC                                   1.042%          3/29/2004(1)           82,059              81,993
Old Line Funding Corp.                                     1.031%           3/3/2004(1)           22,962              22,961
Old Line Funding Corp.                                     1.030%          3/10/2004(1)           78,272              78,252
Old Line Funding Corp.                                     1.031%          3/12/2004(1)           50,312              50,296
Old Line Funding Corp.                                     1.031%          3/15/2004(1)          230,657             230,565
Old Line Funding Corp.                                     1.031%          3/16/2004(1)           56,931              56,907
Old Line Funding Corp.                                     1.031%          3/17/2004(1)           20,592              20,583
============================================================================================================================

============================================================================================================================
                                                                                                    FACE              MARKET
                                                                            MATURITY              AMOUNT              VALUE*
PRIME MONEY MARKET FUND                                   YIELD**               DATE               (000)               (000)
============================================================================================================================
Old Line Funding Corp.                                     1.031%          3/18/2004(1)           18,142              18,133
Old Line Funding Corp                                      1.031%          3/19/2004(1)           50,970              50,944
Old Line Funding Corp.                                     1.083%          3/22/2004(1)          105,806             105,742
Old Line Funding Corp.                                     1.031%          3/24/2004(1)           89,749              89,690
Old Line Funding Corp.                                     1.031%          3/26/2004(1)           10,635              10,627
Old Line Funding Corp.                                     1.042%          4/20/2004(1)           28,759              28,717
Old Line Funding Corp.                                     1.042%          5/20/2004(1)           36,000              35,917
Park Avenue Receivable Corp.                               1.030%           3/5/2004(1)           17,500              17,498
Park Avenue Receivable Corp.                               1.031%           3/9/2004(1)           93,500              93,479
Preferred Receivables Funding Co.                          1.030%          3/10/2004(1)           33,093              33,084
Preferred Receivables Funding Co.                          1.030%          3/18/2004(1)           71,583              71,548
Preferred Receivables Funding Co.                          1.030%          3/19/2004(1)           33,900              33,883
Preferred Receivables Funding Co.                          1.030%          3/22/2004(1)           80,000              79,952
Preferred Receivables Funding Co.                          1.030%          3/24/2004(1)           18,000              17,988
Private Export Funding Corp.                               1.052%          3/11/2004(1)           12,000              11,997
Private Export Funding Corp.                               1.052%          3/16/2004(1)           36,000              35,984
Private Export Funding Corp.                               1.052%          3/17/2004(1)           30,000              29,986
Private Export Funding Corp.                               1.052%          3/18/2004(1)           15,000              14,993
Ticonderoga Funding LLC                                    1.042%          5/13/2004(1)           35,600              35,525
Triple A One Funding Corp.                                 1.030%           3/5/2004(1)           44,244              44,239
Triple A One Funding Corp                                  1.030%          3/11/2004(1)           79,506              79,483
Triple A One Funding Corp.                                 1.030%          3/22/2004(1)          104,239             104,176
Triple A One Funding Corp.                                 1.031%          4/14/2004(1)            8,417               8,406
Variable Funding Capital Corp.                             1.031%          3/11/2004(1)          100,000              99,971
Variable Funding Capital Corp.                             1.030%          3/12/2004(1)           33,481              33,470
Variable Funding Capital Corp.                             1.030%          3/17/2004(1)          104,000             103,952
Yorktown Capital LLC                                       1.083%          3/12/2004(1)           31,049              31,039
Yorktown Capital LLC                                       1.030%          3/17/2004(1)           64,557              64,527
Yorktown Capital LLC                                       1.031%          3/18/2004(1)              540                 540
Yorktown Capital LLC                                       1.040%          3/19/2004(1)           15,763              15,755
Yorktown Capital LLC                                       1.030%          3/22/2004(1)           93,890              93,834
                                                                                                                 -----------
                                                                                                                   3,825,227
                                                                                                                 -----------
FOREIGN BANKS (10.5%)
Abbey National NA LLC                                      1.021%          4/21/2004             237,500             237,157
ABN-AMRO North America Finance Inc.                        1.072%           3/4/2004             161,000             160,986
ABN-AMRO North America Finance Inc.                        1.032%          5/13/2004             269,000             268,438
ABN-AMRO North America Finance Inc.                        1.032%          5/19/2004              44,500              44,399
ANZ (Delaware) Inc.                                        1.083%           3/5/2004             240,830             240,801
ANZ (Delaware) Inc.                                        1.083%          3/12/2004              49,000              48,984
ANZ (Delaware) Inc.                                        1.042%          5/10/2004              71,000              70,856
ANZ (Delaware) Inc.                                        1.032%          5/20/2004             115,000             114,737
Barclays U.S. Funding                                      1.031%          4/20/2004              99,200              99,058
CBA (Delaware) Finance Inc.                                1.093%           3/2/2004              79,000              78,998
CBA (Delaware) Finance Inc.                                1.083%          3/12/2004              97,000              96,968
CBA (Delaware) Finance Inc.                                1.062%           4/5/2004              96,000              95,901
CBA (Delaware) Finance Inc.                                1.042%          5/10/2004              78,000              77,842
CBA (Delaware) Finance Inc.                                1.037%          5/25/2004             125,000             124,695
Danske Corp.                                               1.093%           3/2/2004             186,000             185,994
Danske Corp.                                               1.052%           4/8/2004             150,000             149,834
Danske Corp.                                               1.042%          5/11/2004             144,000             143,705
============================================================================================================================

============================================================================================================================
                                                                                                    FACE              MARKET
                                                                            MATURITY              AMOUNT              VALUE*
                                                          YIELD**               DATE               (000)               (000)
============================================================================================================================
Dexia Delaware                                             1.031%          4/13/2004             198,600             198,356
Dexia Delaware                                             1.042%          5/10/2004              10,000               9,980
European Investment Bank                                   1.052%          3/15/2004             213,000             212,913
European Investment Bank                                   1.022%          4/13/2004             246,000             245,700
European Investment Bank                                   1.032%          5/10/2004              10,600              10,579
HBOS Treasury Services PLC                                 1.052%          5/24/2004              87,000              86,787
HSBC USA, Inc.                                             1.031%          3/29/2004             145,670             145,553
HSH Nordbank AG                                            1.052%           5/5/2004(1)           66,483              66,357
HSH Nordbank AG                                            1.052%          5/12/2004(1)          143,000             142,700
ING (U.S.) Funding LLC                                     1.083%          3/16/2004              96,500              96,457
ING (U.S.) Funding LLC                                     1.083%          3/22/2004              46,500              46,471
ING (U.S.) Funding LLC                                     1.083%          3/26/2004              45,000              44,966
National Australia Funding (DE) Inc.                       1.072%           3/2/2004             495,000             494,985
Royal Bank of Scotland PLC                                 1.073%          3/19/2004             237,000             236,873
Svenska Handelsbanken, Inc.                                1.031%          3/26/2004             187,670             187,536
Svenska Handelsbanken, Inc.                                1.041%          3/30/2004              49,830              49,788
Westpac Capital Corp.                                      1.072%          3/19/2004             100,000              99,947
Westpac Trust Securities New Zealand Ltd.                  1.052%           4/7/2004             143,000             142,846
Westpac Trust Securities New Zealand Ltd.                  1.032%           5/4/2004             125,000             124,771
Westpac Trust Securities New Zealand Ltd.                  1.032%          5/18/2004              99,100              98,879
                                                                                                                   ---------
                                                                                                                   4,981,797
                                                                                                                   ---------
FOREIGN FINANCE--OTHER (2.8%)
CDC Commercial Paper Corp.                                 1.082%           3/4/2004(1)           49,000              48,996
CDC Commercial Paper Corp.                                 1.072%           3/9/2004(1)          149,000             148,965
CDC Commercial Paper Corp.                                 1.032%           5/5/2004(1)          100,000              99,814
CDC Commercial Paper Corp.                                 1.032%          5/18/2004(1)           50,000              49,888
CDC Commercial Paper Corp.                                 1.032%          5/19/2004(1)           42,700              42,603
CDC Commercial Paper Corp.                                 1.032%          5/20/2004(1)           85,000              84,805
KFW International Finance Inc.                             1.082%           3/4/2004(1)          115,450             115,440
KFW International Finance Inc.                             1.078%           3/5/2004(1)           50,000              49,994
KFW International Finance Inc.                             1.022%          5/10/2004(1)          300,000             299,405
KFW International Finance Inc.                             1.022%          5/24/2004(1)            9,000               8,979
Oesterreichische Kontrollbank                              1.022%          4/14/2004             145,650             145,468
Oesterreichische Kontrollbank                              1.022%          4/23/2004             234,050             233,699
                                                                                                                   ---------
                                                                                                                   1,328,056
                                                                                                                   ---------
FOREIGN INDUSTRIAL (4.3%)
BP America Inc.                                            1.062%          3/15/2004             191,300             191,221
BP America Inc.                                            1.063%          3/19/2004              75,000              74,960
BP America Inc.                                            1.062%          3/25/2004              85,000              84,940
BP Capital Markets PLC                                     1.062%          3/26/2004             135,000             134,901
GlaxoSmithKline Finance PLC                                1.021%          4/14/2004(1)           95,000              94,882
GlaxoSmithKline Finance PLC                                1.021%          4/19/2004(1)          153,300             153,087
Nestle Capital Corp.                                       1.073%          3/12/2004(1)           85,000              84,972
Nestle Capital Corp.                                       1.032%          4/26/2004(1)           62,770              62,669
Nestle Capital Corp.                                       1.021%          4/28/2004(1)          175,180             174,892
Nestle Capital Corp.                                       1.022%          5/10/2004(1)           89,000              88,823
Network Rail CP Finance PLC                                1.103%           3/3/2004(1)           10,000               9,999
Network Rail CP Finance PLC                                1.031%          3/12/2004(1)           33,600              33,589
Network Rail CP Finance PLC                                1.042%           4/5/2004(1)          160,000             159,838
Network Rail CP Finance PLC                                1.042%          4/14/2004(1)           80,000              79,898
============================================================================================================================

============================================================================================================================
                                                                                                    FACE              MARKET
                                                                            MATURITY              AMOUNT              VALUE*
PRIME MONEY MARKET FUND                                   YIELD**               DATE               (000)               (000)
============================================================================================================================
Network Rail CP Finance PLC                                1.042%          4/30/2004(1)          101,000             100,825
Network Rail CP Finance PLC                                1.052%           5/4/2004(1)           90,400              90,231
Shell Finance U.K. PLC                                     1.073%           3/3/2004             100,000              99,994
Shell Finance U.K. PLC                                     1.073%           3/5/2004             100,000              99,988
Shell Finance U.K. PLC                                     1.093%          3/16/2004               5,425               5,423
Siemens Capital Corp.                                      1.020%          3/29/2004             150,000             149,881
Siemens Capital Corp.                                      1.021%          4/15/2004              50,000              49,936
Siemens Capital Corp.                                      1.021%          4/22/2004              30,765              30,720
                                                                                                                   ---------
                                                                                                                   2,055,669
                                                                                                                   ---------
INDUSTRIAL (1.6%)
Chevron Texaco Funding Corp.                               1.052%          3/15/2004              47,000              46,981
Minnesota Mining & Manufacturing                           1.022%          4/29/2004              11,240              11,221
Pfizer Inc.                                                1.021%          3/22/2004(1)           15,000              14,991
Pfizer Inc.                                                1.021%          4/14/2004(1)          100,000              99,875
Pfizer Inc.                                                1.021%          4/20/2004(1)           92,100              91,970
Pfizer Inc.                                                1.021%           5/3/2004(1)          125,000             124,777
Pfizer Inc.                                                1.022%          5/13/2004(1)          141,750             141,457
Procter & Gamble                                           1.063%           3/5/2004(1)          141,200             141,183
Wal-Mart Stores, Inc.                                      1.021%           4/6/2004(1)          108,750             108,639
                                                                                                                   ---------
                                                                                                                     781,094
                                                                                                                   ---------
INSURANCE
AIG Funding Inc.                                           1.021%          4/20/2004              20,770              20,741
                                                                                                                   ---------
----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Cost $14,885,585)                                                                                              14,885,585
----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (13.7%)
----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--U.S. BANKS (3.0%)
State Street Bank & Trust                                  1.070%          3/10/2004              48,000              48,000
State Street Bank & Trust                                  1.050%          3/17/2004              50,000              50,000
State Street Bank & Trust                                  1.030%          5/10/2004             184,000             184,000
State Street Bank & Trust                                  1.030%          5/24/2004             193,000             193,000
SunTrust Bank, Atlanta                                     1.020%           3/9/2004             486,000             486,000
Wells Fargo Bank, NA                                       1.020%          5/24/2004             475,000             474,989
                                                                                                                  ----------
                                                                                                                   1,435,989
                                                                                                                  ----------
YANKEE CERTIFICATES OF DEPOSIT--U.S. BRANCHES (10.7%)
Bank of Montreal (Chicago Branch)                          1.090%           3/8/2004             245,000             245,000
Bank of Nova Scotia (New York Branch)                      1.020%          4/29/2004             237,550             237,550
BNP Paribas (New York Branch)                              1.030%          5/12/2004             185,000             185,000
BNP Paribas (New York Branch)                              1.030%          5/24/2004             290,000             290,000
Credit Agricole Indosuez (New York Branch)                 1.070%          3/19/2004             184,000             184,000
Credit Agricole Indosuez (New York Branch)                 1.030%          5/10/2004              25,000              25,000
Credit Agricole Indosuez (New York Branch)                 1.030%          5/24/2004             100,000             100,000
Deutsche Bank AG (New York Branch)                         1.080%           3/4/2004             495,000             495,000
Dexia Bank (New York Branch)                               1.080%          3/15/2004              28,000              28,000
Dexia Bank (New York Branch)                               1.030%          5/18/2004             100,000             100,000
Fortis Bank NV-SA (New York Branch)                        1.070%          3/19/2004             106,000             106,000
Fortis Bank NV-SA (New York Branch)                        1.070%          3/19/2004             100,000             100,000
Fortis Bank NV-SA (New York Branch)                        1.040%           5/6/2004              24,000              24,000
Fortis Bank NV-SA (New York Branch)                        1.040%          5/13/2004             215,000             215,000
Fortis Bank NV-SA (New York Branch)                        1.040%          5/20/2004              30,000              30,000
============================================================================================================================

============================================================================================================================
                                                                                                    FACE              MARKET
                                                                            MATURITY              AMOUNT              VALUE*
                                                          YIELD**               DATE               (000)               (000)
============================================================================================================================
HSBC Bank USA (New York Branch)                            1.040%          4/30/2004             133,000             133,000
HSH Nordbank AG (New York Branch)                          1.050%          5/17/2004             196,000             196,000
HSH Nordbank AG (New York Branch)                          1.040%           6/1/2004              69,000              69,000
Landesbank Baden-Wuerttemberg (New York Branch)            1.040%          4/21/2004             271,000             271,000
Landesbank Baden-Wuerttemberg (New York Branch)            1.040%          4/29/2004              97,000              97,000
Landesbank Baden-Wuerttemberg (New York Branch)            1.040%          5/13/2004             110,000             110,000
Landesbank Hessen-Thueringen (New York Branch)             1.110%           3/4/2004             240,730             240,730
Lloyds Bank (New York Branch)                              1.100%           3/1/2004              10,200              10,200
Lloyds Bank (New York Branch)                              1.090%           3/8/2004             291,200             291,200
Lloyds Bank (New York Branch)                              1.025%          4/19/2004              80,000              79,999
Rabobank Nederlanden (New York Branch)                     1.070%          3/17/2004             291,300             291,300
Rabobank Nederlanden (New York Branch)                     1.030%          5/24/2004             183,000             183,000
Royal Bank of Scotland PLC (New York Branch)               1.090%           3/8/2004             244,000             244,000
UBS AG (Stamford Branch)                                   1.080%           3/8/2004             320,000             320,000
UBS AG (Stamford Branch)                                   1.070%          3/11/2004             175,000             175,000
                                                                                                                  ----------
                                                                                                                   5,075,979
                                                                                                                  ----------
----------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $6,511,968)                                                                                                6,511,968
----------------------------------------------------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT (4.1%)
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC                                          1.045%          4/22/2004              47,000              47,000
Barclays Bank PLC                                          1.040%          4/30/2004             128,000             128,000
Barclays Bank PLC                                          1.040%          5/11/2004             200,000             200,000
HBOS Treasury Services PLC                                 1.110%           3/8/2004             169,000             169,000
HBOS Treasury Services PLC                                 1.080%          4/13/2004             203,000             203,000
HBOS Treasury Services PLC                                 1.050%          4/27/2004              16,000              16,000
HSBC Bank PLC                                              1.090%          3/10/2004             196,000             196,000
ING Bank                                                   1.040%          4/13/2004             207,000             207,000
ING Bank                                                   1.050%           5/5/2004              80,000              80,000
Landesbank Hessen-Thueringen                               1.075%           4/5/2004             250,000             250,001
Societe Generale                                           1.080%          3/10/2004             251,000             251,000
Societe Generale                                           1.050%           5/4/2004             225,000             225,000
----------------------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
  (Cost $1,972,001)                                                                                                1,972,001
----------------------------------------------------------------------------------------------------------------------------
OTHER NOTES (0.3%)
----------------------------------------------------------------------------------------------------------------------------
Bank of America National Assn. Bank
  (Cost $145,000)                                          1.050%           5/3/2004             145,000             145,000
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.8%)
----------------------------------------------------------------------------------------------------------------------------
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  (Cost $362,483)                                          1.038%           3/1/2004             362,483             362,483
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
  (Cost $47,565,104)                                                                                              47,565,104
----------------------------------------------------------------------------------------------------------------------------

================================================================================
                                                                          MARKET
                                                                          VALUE*
PRIME MONEY MARKET FUND                                                    (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                    296,375
Liabilities                                                            (260,511)
                                                                      ----------
                                                                         35,864
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%) $47,600,968
================================================================================
*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 29, 2004, the value of these securities was $6,439,544,000, representing 13.5% of net assets.

================================================================================
AT FEBRUARY 29, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                     $47,598,290
Undistributed Net Investment Income                                          --
Accumulated Net Realized Gains                                            2,678
--------------------------------------------------------------------------------
NET ASSETS                                                          $47,600,968
================================================================================

Investor Shares--Net Assets
  Applicable to 43,155,910,277 outstanding $.001
  par value shares of beneficial interest (unlimited authorization) $43,158,391
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $1.00
================================================================================

Institutional Shares--Net Assets
  Applicable to 4,442,388,239 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $4,442,577
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                           $1.00
================================================================================

============================================================================================================================
                                                                                                    FACE              MARKET
                                                                            MATURITY              AMOUNT              VALUE*
FEDERAL MONEY MARKET FUND                                 YIELD**               DATE               (000)               (000)
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (79.0%)
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank*                                    0.991%          3/17/2004             605,000             604,734
Federal Home Loan Bank*                                    1.028%          4/28/2004             228,400             228,023
Federal Home Loan Bank*                             1.022%-1.028%           5/5/2004              19,177              19,142
Federal Home Loan Bank*                             1.023%-1.033%           5/7/2004             256,185             255,697
Federal National Mortgage Assn.*                           1.033%          4/28/2004             260,000             259,569
Federal National Mortgage Assn.*                           1.023%          5/12/2004              95,000              94,806
Federal National Mortgage Assn.*                           0.995%         10/28/2004(1)          300,000             299,911
U.S. Treasury Bill                                         1.051%           3/4/2004             175,000             174,985
U.S. Treasury Bill                                         1.020%          3/11/2004             280,000             279,921
U.S. Treasury Bill                                         1.025%          4/22/2004             173,000             172,745
U.S. Treasury Bill                                         1.025%          4/29/2004              75,000              74,875
U.S. Treasury Bill                                         1.050%           5/6/2004             165,000             164,684
U.S. Treasury Bill                                         1.053%          5/13/2004             200,000             199,575
U.S. Treasury Bill                                         0.995%           7/8/2004             100,000              99,645
U.S. Treasury Bill                                         1.005%           8/5/2004             107,000             106,533
U.S. Treasury Bill                                         0.995%          8/12/2004              50,000              49,774
U.S. Treasury Bill                                  0.981%-0.995%          8/19/2004             476,450             474,229
U.S. Treasury Bill                                         1.000%          8/26/2004             225,000             223,893
U.S. Treasury Note                                         5.250%          5/15/2004             150,000             151,283
U.S. Treasury Note                                         7.250%          5/15/2004             213,300             216,014
U.S. Treasury Note                                         3.250%          5/31/2004             400,000             402,217
----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $4,552,255)                                                                                                4,552,255
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (20.8%)
----------------------------------------------------------------------------------------------------------------------------
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  (Cost $1,197,030)                                        1.038%           3/1/2004           1,197,030           1,197,030
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
  (Cost $5,749,285)                                                                                                5,749,285
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
----------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                  32,053
Liabilities                                                                                                         (21,081)
                                                                                                                 -----------
                                                                                                                      10,972
                                                                                                                 -----------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------------------------------------------------------------
Applicable to 5,759,829,124 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                                               $5,760,257
============================================================================================================================
NET ASSET VALUE PER SHARE                                                                                              $1.00
============================================================================================================================

*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)Adjustable-rate note.

================================================================================
                                                           AMOUNT            PER
FEDERAL MONEY MARKET FUND                                   (000)          (000)
--------------------------------------------------------------------------------
AT FEBRUARY 29, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                        $5,759,840          $1.00
Undistributed Net Investment Income                            --             --
Accumulated Net Realized Gains                                417             --
--------------------------------------------------------------------------------
NET ASSETS                                             $5,760,257          $1.00
================================================================================

============================================================================================================================
                                                                                                    FACE              MARKET
                                                                            MATURITY              AMOUNT              VALUE*
TREASURY MONEY MARKET FUND                                YIELD**               DATE               (000)               (000)
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (99.7%)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill                                         1.051%           3/4/2004             218,110             218,091
U.S. Treasury Bill                                  0.882%-1.020%          3/11/2004             340,000             339,910
U.S. Treasury Bill                                  0.882%-1.000%          3/18/2004             281,586             281,459
U.S. Treasury Bill                                  0.926%-0.931%          3/25/2004             510,543             510,228
U.S. Treasury Bill                                         0.882%           4/1/2004             299,000             298,773
U.S. Treasury Bill                                         0.922%           4/8/2004             650,000             649,369
U.S. Treasury Bill                                         0.995%          4/15/2004             297,000             296,632
U.S. Treasury Bill                                         1.025%          4/22/2004             237,000             236,651
U.S. Treasury Bill                                         1.053%          5/13/2004             125,000             124,735
U.S. Treasury Bill                                  0.985%-1.000%          6/10/2004             275,771             275,001
U.S. Treasury Bill                                         0.960%          7/15/2004              49,000              48,823
U.S. Treasury Bill                                         0.950%          7/22/2004             295,000             293,893
U.S. Treasury Bill                                         0.944%          7/29/2004             275,000             273,923
U.S. Treasury Bill                                  0.985%-1.005%           8/5/2004             157,083             156,398
U.S. Treasury Bill                                         0.995%          8/12/2004             130,000             129,414
U.S. Treasury Bill                                  0.981%-0.985%          8/19/2004             185,000             184,141
U.S. Treasury Bill                                         1.000%          8/26/2004             180,000             179,115
U.S. Treasury Note                                         5.250%          5/15/2004             135,000             136,156
----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $4,632,712)                                                                                                4,632,712
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
----------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                  23,783
Liabilities                                                                                                         (10,077)
                                                                                                                  ----------
                                                                                                                      13,706
                                                                                                                  ----------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------------------------------------------------------------
Applicable to 4,645,787,317 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                                               $4,646,418
============================================================================================================================
NET ASSET VALUE PER SHARE                                                                                              $1.00
============================================================================================================================

*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.


================================================================================
AT FEBRUARY 29, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                           AMOUNT            PER
                                                            (000)          SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                        $4,645,807          $1.00
Undistributed Net Investment Income                           --             --
Accumulated Net Realized Gains                                611            --
--------------------------------------------------------------------------------
NET ASSETS                                             $4,646,418          $1.00
================================================================================

============================================================================================================================
                                                                                                    FACE              MARKET
                                                                            MATURITY              AMOUNT              VALUE*
ADMIRAL TREASURY MONEY MARKET FUND                        YIELD**               DATE               (000)               (000)
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (99.8%)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill                                         1.051%           3/4/2004             629,527             629,472
U.S. Treasury Bill                                  0.882%-1.020%          3/11/2004             928,785             928,542
U.S. Treasury Bill                                  0.882%-1.000%          3/18/2004             847,450             847,066
U.S. Treasury Bill                                  0.926%-0.939%          3/25/2004           1,184,605           1,183,874
U.S. Treasury Bill                                         0.882%           4/1/2004             976,000             975,260
U.S. Treasury Bill                                         0.922%           4/8/2004           1,050,000           1,048,980
U.S. Treasury Bill                                         0.995%          4/15/2004             717,059             716,172
U.S. Treasury Bill                                         1.025%          4/22/2004             548,000             547,193
U.S. Treasury Bill                                         0.912%           5/6/2004               4,502               4,495
U.S. Treasury Bill                                         1.053%          5/13/2004             330,000             329,299
U.S. Treasury Bill                                  0.985%-1.000%          6/10/2004             853,957             851,575
U.S. Treasury Bill                                         0.960%          7/15/2004             100,000              99,639
U.S. Treasury Bill                                         0.950%          7/22/2004             600,000             597,748
U.S. Treasury Bill                                  0.944%-0.955%          7/29/2004             800,000             796,852
U.S. Treasury Bill                                  0.985%-1.005%           8/5/2004             424,590             422,739
U.S. Treasury Bill                                         0.995%          8/12/2004             500,000             497,745
U.S. Treasury Bill                                         0.981%          8/19/2004             550,000             547,450
U.S. Treasury Bill                                         1.000%          8/26/2004             495,000             492,565
U.S. Treasury Note                                         3.625%          3/31/2004             700,000             701,552
U.S. Treasury Note                                         5.250%          5/15/2004             365,000             368,125
----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $12,586,343)                                                                                              12,586,343
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
----------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                  66,756
Liabilities                                                                                                         (36,857)
                                                                                                                 -----------
                                                                                                                      29,899
                                                                                                                 -----------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------------------------------------------------------------
Applicable to 12,615,859,558 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                                              $12,616,242
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                                              $1.00
============================================================================================================================

*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

================================================================================
AT FEBRUARY 29, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                           AMOUNT            PER
                                                            (000)          SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                       $12,615,860          $1.00
Undistributed Net Investment Income                           --              --
Accumulated Net Realized Gains                                382             --
--------------------------------------------------------------------------------
NET ASSETS                                            $12,616,242          $1.00
================================================================================

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

============================================================================================
                                                                                     ADMIRAL
                                          PRIME        FEDERAL       TREASURY       TREASURY
                                   MONEY MARKET   MONEY MARKET   MONEY MARKET   MONEY MARKET
                                           FUND           FUND           FUND           FUND
                                  ----------------------------------------------------------
                                                 SIX MONTHS ENDED FEBRUARY 29, 2004
--------------------------------------------------------------------------------------------
                                          (000)          (000)          (000)          (000)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                             $263,615        $31,687        $23,770        $63,545
--------------------------------------------------------------------------------------------
    Total Income                        263,615         31,687         23,770         63,545
--------------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services          3,349            408            327            864
    Management and Administrative
      Investor Shares                    61,296          8,124          6,559          6,397
      Institutional Shares                1,267            --             --             --
    Marketing and Distribution
      Investor Shares                     4,441            594            468          1,218
      Institutional Shares                  402            --             --             --
  Custodian Fees                            395             51             40            105
  Shareholders' Reports
    Investor Shares                         122             18             15              8
    Institutional Shares                     --            --             --             --
  Trustees' Fees and Expenses                23              3              2              5
--------------------------------------------------------------------------------------------
    Total Expenses                       71,295          9,198          7,411          8,597
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                   192,320         22,489         16,359         54,948
--------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 ON INVESTMENT SECURITIES SOLD            1,184            283             74           (44)
--------------------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENT SECURITIES                   --             --             --              --
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $193,504        $22,772        $16,433        $54,904
============================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Dividends from Net Investment Income generally equal the net income earned as shown under the Operations section. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. Dividends and Capital Share Transactions are shown separately for each class of shares.

============================================================================================
                                                                  PRIME MONEY MARKET FUND
                                                              ------------------------------
                                                                   SIX MONTHS           YEAR
                                                                        ENDED          ENDED
                                                                FEB. 29, 2004  AUG. 31, 2003
                                                                        (000)          (000)
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                             $ 192,320      $ 608,070
  Realized Net Gain (Loss)                                              1,184          1,332
  Unrealized Appreciation (Depreciation)                                   --             --
--------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations   193,504        609,402
--------------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
  Investor Shares                                                   (171,734)      (550,161)
  Institutional Shares                                               (20,586)       (57,909)
--------------------------------------------------------------------------------------------
    Total Dividends                                                 (192,320)      (608,070)
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES (at $1.00)
  Issued                                                           23,680,197     46,693,289
  Issued in Lieu of Cash Distributions                                166,357        533,180
  Redeemed                                                       (28,030,454)   (49,670,671)
--------------------------------------------------------------------------------------------
    Net Increase (Decrease)--Investor Shares                      (4,183,900)    (2,444,202)
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES (at $1.00)
  Issued                                                            4,358,398      7,135,394
  Issued in Lieu of Cash Distributions                                 19,162         51,505
  Redeemed                                                        (4,231,031)    (6,783,602)
--------------------------------------------------------------------------------------------
    Net Increase (Decrease)--Institutional Shares                     146,529        403,297
--------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                       (4,036,187)    (2,039,573)
--------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                              51,637,155     53,676,728
--------------------------------------------------------------------------------------------
  End of Period                                                   $47,600,968    $51,637,155
============================================================================================

============================================================================================
                                                                  FEDERAL MONEY MARKET FUND
                                                               -----------------------------
                                                                   SIX MONTHS           YEAR
                                                                        ENDED          ENDED
                                                                FEB. 29, 2004  AUG. 31, 2003
                                                                        (000)          (000)
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                              $ 22,489       $ 74,807
  Realized Net Gain (Loss)                                                283          (153)
  Unrealized Appreciation (Depreciation)                                   --            --
--------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations    22,772         74,654
--------------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME                                 (22,489)       (74,807)
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (at $1.00)
  Issued                                                            1,961,624      4,382,951
  Issued in Lieu of Cash Distributions                                 21,829         72,576
  Redeemed                                                        (2,512,549)    (4,959,946)
--------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions         (529,096)      (504,419)
--------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                         (528,813)      (504,572)
--------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                               6,289,070      6,793,642
--------------------------------------------------------------------------------------------
  End of Period                                                    $5,760,257     $6,289,070
============================================================================================

============================================================================================
                                                                 TREASURY MONEY MARKET FUND
                                                             -------------------------------
                                                                   SIX MONTHS           YEAR
                                                                        ENDED          ENDED
                                                                FEB. 29, 2004  AUG. 31, 2003
                                                                        (000)          (000)
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                              $ 16,359       $ 51,161
  Realized Net Gain (Loss)                                                 74            (9)
  Unrealized Appreciation (Depreciation)                                   --             --
--------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations    16,433         51,152
--------------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME                                 (16,359)       (51,161)
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (at $1.00)
  Issued                                                            2,057,955      4,132,876
  Issued in Lieu of Cash Distributions                                 15,866         49,561
  Redeemed                                                        (2,386,762)    (4,045,418)
--------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions         (312,941)        137,019
--------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                         (312,867)        137,010
--------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                               4,959,285      4,822,275
--------------------------------------------------------------------------------------------
  End of Period                                                    $4,646,418     $4,959,285
============================================================================================

============================================================================================
                                                          ADMIRAL TREASURY MONEY MARKET FUND
                                                          ----------------------------------
                                                                   SIX MONTHS           YEAR
                                                                        ENDED          ENDED
                                                                FEB. 29, 2004  AUG. 31, 2003
                                                                        (000)          (000)
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                              $ 54,948      $ 139,001
  Realized Net Gain (Loss)                                               (44)             44
  Unrealized Appreciation (Depreciation)                                   --             --
--------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations    54,904        139,045
--------------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME                                 (54,948)      (139,001)
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (at $1.00)
  Issued                                                            6,828,166     12,787,090
  Issued in Lieu of Cash Distributions                                 51,860        131,227
  Redeemed                                                        (7,393,043)   (10,396,787)
--------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions         (513,017)      2,521,530
--------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                         (513,061)      2,521,574
--------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                              13,129,303     10,607,729
--------------------------------------------------------------------------------------------
  End of Period                                                   $12,616,242    $13,129,303
============================================================================================

28

FINANCIAL HIGHLIGHTS

Each fund's objective is to maintain a constant net asset value of $1.00 per share by distributing all of the fund's net investment income and avoiding capital gains or losses. The financial highlights table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess the variability of net income returns from year to year and how much it costs to operate the fund.

PRIME MONEY MARKET FUND INVESTOR SHARES
===============================================================================================================================
                                                       SIX MONTHS          YEAR ENDED      DEC.1,
                                                            ENDED           AUGUST 31,   2000, TO      YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                                  FEB. 29,      -----------------  AUG.31,  ----------------------------
THROUGHOUT EACH PERIOD                                       2004         2003      2002    2001*      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00        $1.00     $1.00    $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .004         .011      .021     .037      .060      .049      .053
  Net Realized and Unrealized Gain (Loss) on Investments       --           --        --       --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .004         .011      .021     .037      .060      .049      .053
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.004)       (.011)    (.021)   (.037)    (.060)    (.049)    (.053)
  Distributions from Realized Capital Gains                   --           --         --       --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.004)       (.011)    (.021)   (.037)    (.060)    (.049)    (.053)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00        $1.00     $1.00    $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                0.38%        1.12%     2.09%    3.78%     6.21%     4.97%     5.42%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $43,158      $47,341   $49,784  $50,495   $45,719   $39,430   $33,732
  Ratio of Total Expenses to Average Net Assets           0.31%**        0.32%     0.33%  0.33%**     0.33%     0.33%     0.33%
  Ratio of Net Investment Income to Average Net Assets    0.76%**        1.12%     2.07%  4.92%**     6.04%     4.85%     5.28%
===============================================================================================================================

*The fund's fiscal year-end changed from November 30 to August 31, effective
 August 31, 2001.
**Annualized.

PRIME MONEY MARKET FUND INSTITUTIONAL SHARES

===============================================================================================================================
                                                       SIX MONTHS          YEAR ENDED      DEC.1,
                                                            ENDED           AUGUST 31,   2000, TO      YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                                  FEB. 29,      -----------------  AUG.31,  ----------------------------
THROUGHOUT EACH PERIOD                                       2004         2003      2002    2001*      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00        $1.00     $1.00    $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .005         .013      .023     .039      .062      .050      .055
  Net Realized and Unrealized Gain (Loss) on Investments       --           --        --       --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .005         .013      .023     .039      .062      .050      .055
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.005)       (.013)    (.023)   (.039)    (.062)    (.050)    (.055)
  Distributions from Realized Capital Gains                   --           --        --       --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.005)       (.013)    (.023)   (.039)    (.062)    (.050)    (.055)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00        $1.00     $1.00    $1.00     $1.00     $1.00     $1.00
===============================================================================================================================
TOTAL RETURN                                                0.49%        1.33%     2.31%    3.93%     6.39%     5.15%     5.61%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $4,443       $4,296    $3,893   $3,850    $2,660    $1,776    $1,143
  Ratio of Total Expenses to Average Net Assets           0.09%**        0.10%     0.11%  0.13%**     0.15%     0.15%     0.15%
  Ratio of Net Investment Income to  Average Net Assets   0.97%**        1.32%     2.27%  5.03%**     6.24%     5.04%     5.46%
===============================================================================================================================

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

FEDERAL MONEY MARKET FUND

===============================================================================================================================
                                                       SIX MONTHS          YEAR ENDED      DEC.1,
                                                            ENDED           AUGUST 31,   2000, TO      YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                                  FEB. 29,      -----------------  AUG.31,  ----------------------------
THROUGHOUT EACH PERIOD                                       2004         2003      2002    2001*      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00        $1.00     $1.00    $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .004         .011      .021     .037      .059      .048      .052
  Net Realized and Unrealized Gain (Loss) on Investments       --           --        --       --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .004         .011      .021     .037      .059      .048      .052
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.004)       (.011)    (.021)   (.037)    (.059)    (.048)    (.052)
  Distributions from Realized Capital Gains                    --           --        --       --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.004)       (.011)    (.021)   (.037)    (.059)    (.048)    (.052)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00        $1.00     $1.00    $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                0.37%        1.11%     2.12%    3.78%     6.11%     4.89%     5.35%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $5,760       $6,289    $6,794   $6,527    $5,495    $5,243    $4,263
  Ratio of Total Expenses to Average Net Assets           0.31%**        0.32%     0.33%  0.33%**     0.33%     0.33%     0.33%
  Ratio of Net Investment Income to Average Net Assets    0.75%**        1.11%     2.10%  4.92%**     5.94%     4.79%     5.21%
-------------------------------------------------------------------------------------------------------------------------------

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

TREASURY MONEY MARKET FUND

===============================================================================================================================
                                                       SIX MONTHS          YEAR ENDED      DEC.1,
                                                            ENDED           AUGUST 31,   2000, TO      YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                                  FEB. 29,      -----------------  AUG.31,  ----------------------------
THROUGHOUT EACH PERIOD                                       2004         2003      2002    2001*      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00        $1.00     $1.00    $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .003         .010      .020     .035      .056      .044      .050
  Net Realized and Unrealized Gain (Loss) on Investments       --           --        --       --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .003         .010      .020     .035      .056      .044      .050
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.003)       (.010)    (.020)   (.035)    (.056)    (.044)    (.050)
  Distributions from Realized Capital Gains                    --           --        --       --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.003)       (.010)    (.020)   (.035)    (.056)    (.044)    (.050)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00        $1.00     $1.00    $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                0.34%        1.03%     1.98%    3.58%     5.70%     4.51%     5.06%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $4,646       $4,959    $4,822   $4,453    $4,107    $4,593    $3,942
  Ratio of Total Expenses to Average Net Assets           0.31%**        0.32%     0.33%  0.33%**     0.33%     0.33%     0.33%
  Ratio of Net Investment Income to  Average Net Assets   0.68%**        1.03%     1.95%  4.68%**     5.53%     4.41%     4.94%
-------------------------------------------------------------------------------------------------------------------------------

 *The fund's fiscal year-end changed from November 30 to August 31, effective
  August 31, 2001.
**Annualized.

ADMIRAL TREASURY MONEY MARKET FUND

===============================================================================================================================
                                                       SIX MONTHS          YEAR ENDED      DEC.1,
                                                            ENDED           AUGUST 31,   2000, TO      YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                                  FEB. 29,      -----------------  AUG.31,  ----------------------------
THROUGHOUT EACH PERIOD                                       2004         2003      2002    2001*      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00        $1.00     $1.00    $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .004         .012      .021     .026      .059      .047      .050
  Net Realized and Unrealized Gain (Loss) on Investments       --           --        --       --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .004         .012      .021     .026      .059      .047      .050
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.004)       (.012)    (.021)   (.026)    (.059)    (.047)    (.050)
  Distributions from Realized Capital Gains                    --           --        --       --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.004)       (.012)    (.021)   (.026)    (.059)    (.047)    (.050)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00        $1.00     $1.00    $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                0.42%        1.20%     2.15%    2.65%     6.07%     4.79%     5.12%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $12,616      $13,129   $10,608   $7,851    $6,746    $5,648    $5,057
  Ratio of Total Expenses to Average Net Assets           0.13%**        0.14%     0.14%  0.15%**     0.15%     0.15%     0.15%
  Ratio of Net Investment Income to Average Net Assets    0.85%**        1.18%     2.09%  4.49%**     5.90%     4.69%     4.97%
-------------------------------------------------------------------------------------------------------------------------------

 *The fund's fiscal year-end changed from January 31 to August 31, effective
  August 31, 2001.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Money Market Funds comprise the Prime Money Market Fund, Federal Money Market Fund, Treasury Money Market Fund, and Admiral Treasury Money Market Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The Prime Money Market Fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. The Federal Money Market Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Treasury Money Market Fund and the Admiral Treasury Money Market Fund invest in short-term debt instruments backed by the full faith and credit of the U.S. government.

The Prime Money Market Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. The Federal, Treasury, and Admiral Treasury Money Market Funds each offer only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.   SECURITY  VALUATION:   Securities  are  valued  at  amortized  cost,  which
     approximates market value.

2. REPURCHASE AGREEMENTS: The Prime Money Market and Federal Money Market Funds, along with other members of The Vanguard Group, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. These funds may also invest directly in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. DISTRIBUTIONS: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At February 29, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                  CAPITAL CONTRIBUTION       PERCENTAGE            PERCENTAGE OF
                           TO VANGUARD          OF FUND               VANGUARD'S
MONEY MARKET FUND                (000)       NET ASSETS           CAPITALIZATION
--------------------------------------------------------------------------------
Prime                           $7,209             0.02%                   7.21%
Federal                            875             0.02                    0.87
Treasury                           701             0.02                    0.70
Admiral Treasury                 1,891             0.02                    1.89
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you--and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our PLANNING & ADVICE and RESEARCH FUNDS & STOCKS sections to:

* Determine what asset allocation might best suit your needs--by taking our Investor Questionnaire.

* Find out how much to save for retirement and your children's college education-- by using our planning tools.

* Learn how to achieve your goals--by reading our PlainTalk(R) investment guides.

* Find your next fund--by using the Compare Funds, Compare Costs, and Narrow Your Fund Choices tools.

* Look up fund price, performance history, and distribution information--in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to Vanguard.com to:

* See what you own (at Vanguard and elsewhere) and how your investments are doing.

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     prospectuses, and tax forms.

*    Analyze your portfolio's holdings and performance.

* Open new accounts, buy and sell shares, and exchange money between funds--securely and easily.

*    Sign up to receive  electronic  newsletters from Vanguard  informing you of
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                                                                              35

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

                     POSITION(S) HELD WITH
NAME                 FUND (NUMBER OF
(YEAR OF BIRTH)      VANGUARD FUNDS
TRUSTEE/OFFICER      OVERSEEN BY
SINCE                TRUSTEE/OFFICER)       PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*     Chairman of the        Chairman of the Board, Chief Executive Officer, and Director/Trustee of
(1954)               Board, Chief           The Vanguard Group, Inc., and of each of the investment companies
May 1987             Executive Officer,     served by The Vanguard Group.
                     and Trustee
                     (129)
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS     Trustee                The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)               (129)                  to Greenwich Associates (international business strategy consulting);
January 2001                                Successor Trustee of Yale University; Overseer of the Stern School of
                                            Business at New York University; Trustee of the Whitehead Institute
                                            for Biomedical Research.
---------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA       Trustee                Chairman and Chief Executive Officer (since October 1999), Vice
(1945)               (129)                  Chairman (January-September 1999), and Vice President (prior to
December 2001                               September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol,
                                            Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; Trustee of
                                            Drexel University.
---------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN      Trustee                Vice President, Chief Information Officer, and Member of the
HEISEN               (129)                  Executive Committee of Johnson & Johnson (pharmaceuticals/
(1950)                                      consumer products); Director of the University Medical Center at
July 1998                                   Princeton and Women's Research and Education Institute.
---------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL    Trustee                Chemical Bank Chairman's Professor of Economics, Princeton Malkiel C
(1932)               (127)                  University; Director of Vanguard Investment Series plc (Irish invest-
May 1977                                    ment fund) (since November 2001), Vanguard Group (Ireland)
                                            Limited (Irish investment management firm) (since November 2001),
                                            Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
                                            (software company).
---------------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                     POSITION(S) HELD WITH
NAME                 FUND (NUMBER OF
(YEAR OF BIRTH)      VANGUARD FUNDS
TRUSTEE/OFFICER      OVERSEEN BY
SINCE                TRUSTEE/OFFICER)       PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.Trustee                Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)               (129)                  Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                                Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
---------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON   Trustee                Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)               (129)                  (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
April 1985                                  Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
---------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. GREGORY BARTON    Secretary              Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)               (129)                  Secretary of The Vanguard Group and of each of the investment
June 2001                                   companies served by The Vanguard Group.
---------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS    Treasurer              Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)               (129)                  investment companies served by The Vanguard Group.
July 1998
---------------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment
 Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

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VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.        MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.  RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.              GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
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JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
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                                                                          [SHIP]
                                                          THE VANGUARD GROUP (R)
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information,  or to  request  additional  information  about  the funds or other
Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling 1-800-662-2739. They are also available from the SEC's website, www.sec.gov.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR
ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                               (C) 2004 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q302 042004

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Item 2: Not applicable.

Item 3: Not applicable.

Item 4: Not applicable.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

     (a)  Disclosure  Controls  and  Procedures.  The  Principal  Executive  and
Financial  Officers  concluded  that the  Registrant's  Disclosure  Controls and
Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.
        (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD TREASURY FUND

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  April 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD TREASURY FUND

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  April 16, 2004

       VANGUARD TREASURY FUND

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date:  April 16, 2004

*By Power of  Attorney.  See File Number  2-57689,  filed on December  26, 2002.
Incorporated by Reference.